ENTITY WIDE DISCLOSURES (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by geographic areas:
Revenues	$ 1,350	$ 1,292	$ 1,859	$ 2,071	$ 3,278	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Russia [Member]
Revenues by geographic areas:
Revenues	98	231	98	452	360		360	12	203
Spain [Member]
Revenues by geographic areas:
Revenues	188	38	289		270
Germany [Member]
Revenues by geographic areas:
Revenues				285			298	507	191
India [Member]
Revenues by geographic areas:
Revenues	272		272	120			1,083
Israel [Member]
Revenues by geographic areas:
Revenues	40	251	115	60	355		730	119
Brazil [Member]
Revenues by geographic areas:
Revenues	176	194	176		398
Italy [Member]
Revenues by geographic areas:
Revenues				179			313	390	668
Cyprus [Member]
Revenues by geographic areas:
Revenues				10			60	7	337
Pakistan [Member]
Revenues by geographic areas:
Revenues							5	193	477
Poland [Member]
Revenues by geographic areas:
Revenues	3	194	3	140	194		268	1,446
Other [Member]
Revenues by geographic areas:
Revenues	$ 573	$ 384	$ 874	$ 825	$ 1,701		$ 2,887	$ 2,275	$ 1,535